Loss Per Ordinary Share ("EPS") (Details) - shares	Jun. 16, 2022	Jun. 16, 2021	Jun. 16, 2020
Loss Per Ordinary Share ("EPS") [Abstract]
Escrow shares		1,933,740	3,867,481
Percentage of escrow shares		50.00%
Percentage of basic earning loss per share	50.00%